BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS (continued)

NOTE 4 – BUSINESS COMBINATIONS

During the year ended December 31, 2022, the Company completed two acquisitions. These acquisitions are expected to strengthen the Company’s business expansion and to generate synergy with the Company’s organic business. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition. The Company completed the valuation necessary to assess the fair value of the acquired assets and liabilities, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates.

Management has recorded a total provisional goodwill of $73,676,370 arising from the two acquisitions below. The final goodwill arising from the above acquisitions is dependent on the completion of the valuation of the assets acquired and liabilities assumed (including any intangible assets). Adjustments to the provisional amount may be required upon finalisation of the valuation of net assets. There is a twelvemonth period to finalise the purchase price allocation, accordingly we noted that Management's assessment is provisional at this time.

Goodwill arising from the business combinations, which are not tax deductible, are mainly attributable to synergies expected to be achieved from the acquisitions.

On July 14, 2022, the Company closed the transactions contemplated by the Stock Purchase Agreement entered into on June 9, 2022 by and among the Company, China Liberal Beijing, Oriental Wisdom, and Beijing Cloud Class Technology Co., Ltd., the seller of the acquired company, and completed its acquisition of Oriental Wisdom at a total consideration of $9.9 million (consisted of issuance of 7 million ordinary shares worth $7.7 million at $1.10 per ordinary share and contingent consideration of $2.2 million). Oriental Wisdom is an integrated education services provider focusing on operating jointly managed academic programs in the vocational higher education industry in China.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

For the
year ended
December 31,
2022
Cash	$4,467
Accounts receivable	687,612
Other receivables	23,211
Property and equipment, net	34,192
Intangible assets, net	468,482
Right-of-use assets, net	233,467
Total assets	$1,451,431

Accounts payable	$(1,028,338)
Short-term bank loans	(409,572)
Taxes payable	(35,425)
Due to related parties	(82,909)
Lease liability	(45,551)
Accrued expenses and other current liabilities	(1,631,183)
Less: Total liabilities	$(3,232,978)

Net tangible liabilities	$(1,781,547)
Goodwill	11,681,547
Total fair value of purchase price allocation	$9,900,000

Consideration in the form of shares	$7,700,000
Contingency consideration	2,200,000
Total consideration	$9,900,000

On September 2, 2022, the Company closed the transactions contemplated by the Stock Purchase Agreement entered into on February 1, 2022 by and among the Company, Wanwang, the acquired company, Xiaoshi Huang and Thrive Shine Limited, the sellers of the acquired company, and completed its acquisition of Wanwang at a total consideration of $60 million (consisted of $40.7 million in cash of which $1.5 million was prepaid in 2021 and contingent consideration of $19.3 million). Wanwang, through its subsidiaries, operates two colleges, FMP and Strait College.

For the
year ended
December 31,
2022
Cash	$7,335,975
Other receivables	951,139
Property and equipment, net	10,154,195
Intangible assets, net	1,284,797
Total assets	$19,726,106

Accounts payable	$(3,089,786)
Taxes payable	(747)
Accrued expenses and other current liabilities	(18,630,396)
Less: total liabilities	$(21,720,929)

Net tangible liabilities	$(1,994,823)
Goodwill	61,994,823
Total fair value of purchase price allocation	$60,000,000

Consideration in the form of cash (prepaid in fiscal 2021)	$1,492,772
Consideration in the form of receivables offsetting purchase consideration	39,191,427
Contingency consideration	19,315,801
Total consideration	$60,000,000